Consolidated Balance sheets (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,897,202	2,888,902
Common stock, shares outstanding	2,841,164	2,839,137
Treasury stock, shares	56,038	49,765